Stock-Based Compensation (Summary Of The Stock Acquisition Rights Transactions) (Details) (MUFG, BTMU, MUTB, MUSHD And MUMSS [Member], JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2012 Y
MUFG, BTMU, MUTB, MUSHD And MUMSS [Member]
Stock-Based Compensation [Line Items]
Number of shares outstanding, Beginning of fiscal year	14,857,200
Number of shares, Granted	8,323,100
Number of shares, Exercised	(3,639,600)
Number of shares, Forfeited or Expired	(166,500)
Number of shares outstanding, End of fiscal year	19,374,200
Number of shares outstanding Exercisable, End of fiscal year
Weighted-average exercise price, Beginning of fiscal year	¥ 1
Weighted-average exercise price, Granted	¥ 1
Weighted-average exercise price, Exercised	¥ 1
Weighted-average exercise price, Forfeited or Expired	¥ 1
Weighted-average exercise price, End of fiscal year	¥ 1
Weighted-average exercise price, Exercisable, End of fiscal year
Weighted-average remaining contractual term, in years, End of the period	28.33
Weighted-average remaining contractual term, exercisable, in years, End of the period
Aggregate intrinsic value, End of fiscal year	¥ 7,963
Aggregate intrinsic value, Exercisable, end of fiscal year